Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	June 30, 2024	June 30, 2023	June 30, 2022
Year-end spot rate	US$1=HK$7.81	US$1=HK$7.83	US$1=HK$7.85
Average rate	US$1=HK$7.82	US$1=HK$7.84	US$1=HK$7.80

Schedule of Depreciation and Amortization are Provided for on a Straight-Line Basis Over the Estimated Useful Lives of the Related Assets	Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:
Furniture and fixtures	5 years
Motor vehicles	3.33 years
Electronic equipment	3 – 5 years
Leasehold improvements	2 – 3 years